Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events.
Subsequent events

25.Subsequent events

On March 30, 2022, the Company signed an amendment related to the Crown debt facility that required the Company to pay $4,000,000 (CAD $5,000,000) of the principal balance on March 30, 2022 and pay an amendment fee of approximately $235,000 (CAD $300,000). The amended secured debt facility waives the Fixed Charge Coverage Ratio for Q4, 2022 and the Net Debt to EBITDA ratio for Q1 and Q2 2022. Additional financial covenants were added to the amended Crown debt facility, which include restrictions on the amount of selling, administrative and research and development costs and restrictions on capital expenditure (including internally generated intangible assets and capitalized assets) in each of Q2 2022, Q3 2022 and Q4 2022.